Significant accounting policies	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
Equity Method Investments

The Company’s investments that are not consolidated are accounted for under the equity method if the Company exercises significant influence that is considered to be greater than minor. These investments are classified as equity method investments on the accompanying Condensed Consolidated Balance Sheet. The Company records its pro rata share of the earnings/losses of these investments in Share of equity method investments in the Condensed Consolidated Statement of Operations. The Company reviews these for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Redeemable noncontrolling interests and equity

On May 23, 2019, ICON acquired a majority ownership interest in MeDiNova. Included in the purchase agreement are put and call option arrangements with the noncontrolling interest holders that require (put option) or enable (call option) ICON to purchase the remaining minority ownership at a future date. The option is accounted for as temporary equity, which is presented separately as redeemable noncontrolling interest on the Condensed Consolidated Balance Sheet. This classification reflects the assessment that the instruments are contingently redeemable in accordance with ASC 480-10-S99 'Distinguishing Liabilities from Equity'.

Redeemable noncontrolling interests are accreted to their redemption value over the period from the date of issuance to the first date on which the option is exercisable. The change in the option's redemption value is recorded against retained earnings. In a computation of earnings per share, the accretion of redeemable noncontrolling interests to their redemption value is a reduction of net income attributable to the Group. Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest to its redemption value.

On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. On exercise of the call option, the noncontrolling interest is extinguished and a liability was recorded for the amount payable to the former noncontrolling interest holders. This liability was settled on July 17, 2020 for $43.9 million.

Financial assets - credit losses

    On January 1, 2020, the Group adopted ASU 2016-13 'Measurement of Credit Losses on Financial Instruments (ASC 326)', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendment replaces the current incurred loss impairment approach with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates.

    The Group adopted ASC 326 using the modified retrospective method for all in scope financial assets. Results for reporting periods beginning after January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The impact of transitioning to the new standard at January 1, 2020 was immaterial and no adjustment was recorded to retained earnings for the cumulative effect of adopting ASC 326.
    On transition to ASC 326, the Group has revised the methodology to calculate the allowance for credit losses. The Group's estimate of expected credit losses considers historical credit loss information that is adjusted, where necessary, for current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. The Group's receivables and unbilled services are predominantly due from large and mid-tier pharmaceutical and biotechnology companies that share similar risk characteristics. The Group monitors their portfolio of receivables and unbilled services for any deterioration in current or expected credit quality (for example, expected delinquency level), and adjusts the allowance for credit losses as required.

    Changes in the allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in the Condensed Consolidated Statement of Operations. Losses are charged against the allowance when management believes the uncollectibility of a previously provisioned amount is confirmed.

Leases

    The new leasing standard (ASC 842 'Leases') was effective and adopted by ICON from January 1, 2019. ASC 842 'Leases' supersedes the requirements in ASC 840 'Leases' and requires that lessees recognize rights and obligations from virtually all leases (other than leases that meet the definition of a short-term lease) on their balance sheets as right-of-use assets with corresponding lease liabilities. The ASU also provides additional guidance on how to classify leases and how to determine the lease term for accounting purposes.

    ICON adopted the new standard under the cumulative effect adjustment approach. Under this transition method, the new standard is applied from January 1, 2019 without restatement of comparative period amounts. Operating lease liabilities and right-of-use assets of $106.5 million were recorded on the Condensed Consolidated Balance Sheet as at January 1, 2019.

    There was no impact of adopting ASC 842 on opening retained earnings at January 1, 2019.